Business Combination	12 Months Ended
Dec. 31, 2018
Business Combination
Business combination
38	Business combination

In connection with the business combination as described in Note 1.1, the following occurred:

DOTA:

●	Holders of DOTA Class F Shares cancelled 718,750 Class F Shares of DOTA, which represented 50% of Class F Shares issued. The remaining un-cancelled F Common stockholders swapped their common stocks into ordinary shares of the Company at an agreed basis of 1:1.

●	4,273,564 shares of DOTA’s Class A common stocks were redeemed at a price of US$10.29 per share, for a total redemption amount of U$43,962,000.

●	602,250 unit purchase options rights were exchanged for 602,250 ordinary shares of the Company.

●	DOTA’s promissory note was swapped and immediately converted into 88,459 ordinary shares of Reebonz Holding Limited.

Reebonz Limited:

●	Reebonz Limited’s Ordinary Shareholders swapped their ordinary shares into ordinary shares of the Company at an agreed conversion rate of 0.56 times ordinary shares for every Reebonz Limited ordinary share held.

●	Reebonz Limited’s Series A, B, C and D Preference Shareholders swapped their Series A, B, C and D Preference Shares into Preference Shares of the Company on a 1:1 basis which in turn, immediately converted into ordinary shares of the Company at an agreed conversion rate of 0.56 ordinary shares for every Preference Share held.

●	Reebonz Limited’s Convertible Loan was swapped into a Convertible Loan with the Company on a 1:1 basis which in turn, was immediately converted into 148,938 ordinary shares of the Company at an issue price of US$10.27.

The fair value of the shares that were swapped between the parties above was based on the closing share price of DOTA as traded on NASDAQ on 19 December 2018 which was US$5.13 per share.

As part of the above-mentioned business combination, DOTA’s net liability of US$7,166,000 (see below) was assumed by Reebonz Holding Limited and the issuance of ordinary shares and warrants by Reebonz Holding Limited was recognized at fair value of US$9,364,000, with the resulting difference amounting to US$16,530,000, representing the recapitalization expense reflected in the consolidated statements of profit or loss.

The net liability of US$7,166,000 assumed on 19 December 2018 comprised of:

US$’000

Cash and cash equivalent	3
Current assets	4
Accounts payable	(7,173)

On 13 December 2018 and 14 December 2018, DOTA, in connection with the Business Combination with Reebonz Limited entered into separate backstop agreements (the “Backstop Agreements”) with two investors.  Pursuant to the Backstop Agreements, the investors acquired a total of 1,476,436 Class A common stock of DOTA (i.e. “Backstop Shares”) for US$15 million.

Each investor agreed (i) to vote all of its common stock in favor of the Business Combination and (ii) refrain from exercising their rights to redeem such common stock that they own.

In consideration for the agreement of the investors, Reebonz Holding Limited agreed (i) to issue to the investors ordinary shares at the rate of 0.25 share for each Backstop Share acquired and not redeemed, and (ii) to register the resale of such backstop shares pursuant to the Securities Act of 1933.  In addition, it was agreed that the Backstop Shares (which, upon the consummation of the Business Combination, became ordinary shares of Reebonz Holding Limited) will be sold in market transactions during a 90-day period following 19 December 2018. Outstanding shares not sold in the open market during the period will be purchased by Reebonz Holding Limited at the end of the period.  Under certain circumstances, Reebonz Holding Limited may be required during the 90-day period to purchase certain ordinary shares (including the Backstop Shares) held by the investors.  In the event that the aggregate proceeds from such sale are less than 110% of the aggregate amount paid by the investors for the Backstop Shares, the Company obligations under this agreement shall be limited to the funds held in the Escrow Account with respect to the Escrow Amount (including earnings thereon, if any) (the “Escrow Funds”), and if the Shortfall is in excess of the Escrow Funds, The Company shall not be required to make any payment with respect to such excess shortfall.